CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (USD $) In Thousands, except Share data	Total	Tp Corporation Limited	VanceInfo Financial Service Limited	Ordinary share	Additional paid-in capital	Treasury stock	Shares issuable in connection with business acquisitions	Shares issuable in connection with business acquisitions Tp Corporation Limited	Shares issuable in connection with business acquisitions VanceInfo Financial Service Limited	Accumulated other comprehensive income	Statutory reserves	Retained earnings
Beginning Balance at Dec. 31, 2008	$ 131,503			$ 39	$ 101,184		$ 1,527			$ 4,863	$ 1,316	$ 22,574
Beginning Balance (in shares) at Dec. 31, 2008				39,120,879
Issuance of ordinary shares in connection with business acquisitions (in shares)				422,213
Issuance of ordinary shares in connection with business acquisitions	562			1	2,088		(1,527)
Repurchase of ordinary shares (in shares)				(2,800)
Shares issuable in connection with acquisition		520						520
Repurchase of ordinary shares	(13)				(13)
Issuance of ordinary shares upon share offering (in shares)				345,000
Issuance of ordinary shares upon share offering	2,648				2,648
Ordinary shares issued for share-based compensation (in shares)				2,800
Ordinary shares issued for share-based compensation	4,208				4,208
Share-based compensation	1,565				1,565
Provision for statutory reserve	991										991	(991)
Unrealized gain (loss)on foreign currency exchange forward contract	145									145
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations	(36)									(36)
Foreign currency translation adjustment	(48)									(48)
Net income	21,508											21,508
Ending Balance at Dec. 31, 2009	162,562			40	111,680		520			4,924	2,307	43,091
Ending Balance (in shares) at Dec. 31, 2009				39,888,092
Issuance of ordinary shares in connection with business acquisitions (in shares)				26,442
Issuance of ordinary shares in connection with business acquisitions					520		(520)
Shares issuable in connection with acquisition		1,978	1,616					1,978	1,616
Ordinary shares returned from an employee (Note 20) (in shares)				(27,772)
Ordinary shares returned from an employee (Note 20)	(537)				(537)
Issuance of ordinary shares upon share offering (in shares)				2,530,000
Issuance of ordinary shares upon share offering	89,226			3	89,223
Ordinary shares issued for share-based compensation (in shares)	2,140,148			2,140,148
Ordinary shares issued for share-based compensation	4,510			2	4,508
Share-based compensation	3,037				3,037
Provision for statutory reserve	1,171										1,171	(1,171)
Unrealized gain (loss)on foreign currency exchange forward contract	(506)									(506)
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations	202									202
Net unrealized gain on available-for-sale investment, net tax effect of ($87)	494									494
Foreign currency translation adjustment	3,722									3,722
Net income	29,863											29,863
Ending Balance at Dec. 31, 2010	296,167			45	208,431		3,594			8,836	3,478	71,783
Ending Balance (in shares) at Dec. 31, 2010				44,556,910
Issuance of ordinary shares in connection with business acquisitions (in shares)				158,053
Issuance of ordinary shares in connection with business acquisitions	1,849				5,443		(3,594)
Repurchase of ordinary shares (in shares)				(2,394,573)
Repurchase of ordinary shares	(34,791)					(34,791)
Ordinary shares issued for share-based compensation	1,678				1,678
Share-based compensation	8,155				8,155
Provision for statutory reserve	2,895										2,895	(2,895)
Unrealized gain (loss)on foreign currency exchange forward contract	(247)									(247)
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations	319									319
Transfer to the statement of operations of realized gain on available-for-sale investment, net tax effect of $87	(494)									(494)
Foreign currency translation adjustment	8,615									8,615
Net income	22,193											22,193
Ending Balance at Dec. 31, 2011	$ 303,444			$ 45	$ 223,707	$ (34,791)				$ 17,029	$ 6,373	$ 91,081
Ending Balance (in shares) at Dec. 31, 2011				42,320,390